Commitments, Contingencies and Uncertainties - Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
San Diego Farmers Outlet, Inc. [Member]
2020	$ 72,000
2021	72,000	$ 72,000
2022	72,000	72,000
2023	24,000	72,000
2024		24,000
Seaport Meat Company's [Member]
2020	177,000
2021	177,000	177,000
2022	177,000	177,000
2023	177,000	177,000
2024	$ 162,250	$ 177,000